Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 92.9%
Aerospace & Defense - 1.0%
Huntington Ingalls Industries, Inc.	99,400	$ 15,638,602

Airlines - 0.5%
Southwest Airlines Co.	179,700	7,896,018

Banks - 1.6%
CIT Group, Inc.	673,160	24,839,604

Beverages - 1.6%
Molson Coors Beverage Co., Class B	493,084	24,733,094

Biotechnology - 3.2%
Alexion Pharmaceuticals, Inc. (A)	224,200	34,376,586
United Therapeutics Corp. (A)	95,000	15,562,900

		49,939,486

Capital Markets - 0.5%
Cboe Global Markets, Inc.	85,300	7,824,569

Chemicals - 3.3%
Axalta Coating Systems, Ltd. (A)	574,600	15,508,454
Corteva, Inc.	699,300	27,874,098
Mosaic Co.	279,800	7,263,608

		50,646,160

Construction & Engineering - 0.8%
AECOM (A)	234,900	11,768,490

Consumer Finance - 1.4%
Ally Financial, Inc.	553,439	20,942,132

Containers & Packaging - 1.8%
Berry Global Group, Inc. (A)	241,200	11,908,044
Sealed Air Corp.	370,900	15,677,943

		27,585,987

Distributors - 1.7%
LKQ Corp. (A)	743,700	26,096,433

Diversified Financial Services - 0.5%
Equitable Holdings, Inc.	313,200	7,761,096

Electric Utilities - 3.1%
Evergy, Inc.	149,100	8,011,143
FirstEnergy Corp.	253,046	7,783,695
OGE Energy Corp.	1,046,500	31,939,180

		47,734,018

Electronic Equipment, Instruments & Components - 2.8%
FLIR Systems, Inc.	372,200	19,373,010
Vontier Corp. (A)	739,700	23,988,471

		43,361,481

Energy Equipment & Services - 0.9%
Baker Hughes Co.	670,100	13,462,309

Equity Real Estate Investment Trusts - 3.2%
Gaming & Leisure Properties, Inc.	506,775	20,843,656
JBG SMITH Properties	962,370	28,736,368

		49,580,024

Food & Staples Retailing - 0.7%
US Foods Holding Corp. (A)	329,900	10,223,601

	Shares	Value
COMMON STOCKS (continued)
Food Products - 5.9%
Bunge, Ltd.	241,500	$ 15,803,760
Ingredion, Inc.	145,700	10,995,979
Kraft Heinz Co.	960,300	32,179,653
Post Holdings, Inc. (A)	346,100	32,827,585

		91,806,977

Gas Utilities - 2.7%
UGI Corp.	1,154,000	41,532,460

Health Care Providers & Services - 5.9%
AmerisourceBergen Corp.	319,956	33,339,415
Centene Corp. (A)	524,200	31,609,260
Laboratory Corp. of America Holdings (A)	110,938	25,394,818

		90,343,493

Hotels, Restaurants & Leisure - 0.2%
Aramark	107,200	3,675,888

Independent Power & Renewable Electricity Producers - 2.2%
Vistra Corp.	1,675,800	33,465,726

Insurance - 12.9%
Alleghany Corp.	54,710	31,012,363
Allstate Corp.	246,700	26,441,306
American International Group, Inc.	318,600	11,928,384
Arch Capital Group, Ltd. (A)	1,234,000	38,759,940
Fidelity National Financial, Inc.	969,322	35,186,389
Loews Corp.	680,817	30,834,202
Markel Corp. (A)	24,988	24,225,366

		198,387,950

Interactive Media & Services - 1.2%
IAC / InterActiveCorp (A)	89,700	18,832,515

Internet & Direct Marketing Retail - 1.4%
eBay, Inc.	387,800	21,914,578

IT Services - 3.2%
Euronet Worldwide, Inc. (A)	120,994	15,119,410
FleetCor Technologies, Inc. (A)	80,000	19,420,000
Leidos Holdings, Inc.	141,100	14,965,066

		49,504,476

Media - 8.6%
Discovery, Inc., Class C (A)	426,980	14,957,109
DISH Network Corp., Class A (A)	802,743	23,295,602
Fox Corp., Class A	513,900	16,023,402
Liberty Broadband Corp., Class C (A)	189,142	27,624,189
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	610,500	24,761,880
News Corp., Class A	786,955	15,266,927
ViacomCBS, Inc., Class B	205,945	9,988,333

		131,917,442

Mortgage Real Estate Investment Trusts - 1.8%
Annaly Capital Management, Inc.	3,432,745	27,873,889

Multi-Utilities - 2.9%
CenterPoint Energy, Inc.	775,702	16,359,555
NiSource, Inc.	1,283,500	28,429,525

		44,789,080

Transamerica Funds	Page 1

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Multiline Retail - 2.3%
Dollar Tree, Inc. (A)	352,200	$ 35,804,652

Oil, Gas & Consumable Fuels - 4.2%
EQT Corp.	1,198,800	19,552,428
HollyFrontier Corp.	609,500	17,346,370
Williams Cos., Inc.	1,345,800	28,571,334

		65,470,132

Pharmaceuticals - 1.7%
Jazz Pharmaceuticals PLC (A)	93,500	14,539,250
Viatris, Inc. (A)	711,000	12,079,890

		26,619,140

Semiconductors & Semiconductor Equipment - 0.5%
Qorvo, Inc. (A)	43,500	7,433,280

Software - 2.7%
CDK Global, Inc.	424,400	21,177,560
SS&C Technologies Holdings, Inc.	319,500	20,090,160

		41,267,720

Specialty Retail - 1.3%
O’Reilly Automotive, Inc. (A)	18,400	7,828,648
Ross Stores, Inc.	105,900	11,785,611

		19,614,259

	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals - 1.2%
NCR Corp. (A)	565,000	$ 18,848,400

Trading Companies & Distributors - 1.5%
AerCap Holdings NV (A)	621,500	23,766,160

Total Common Stocks (Cost $1,197,859,574)		1,432,901,321

	Principal	Value
REPURCHASE AGREEMENT - 6.7%
Fixed Income Clearing Corp., 0.00% (B), dated 01/29/2021, to be repurchased at $103,415,529 on 02/01/2021. Collateralized by a U.S. Government Obligation, 2.63%, due 02/28/2023, and with a value of $105,483,853.	$ 103,415,529	103,415,529

Total Repurchase Agreement (Cost $103,415,529)		103,415,529

Total Investments (Cost $1,301,275,103)		1,536,316,850
Net Other Assets (Liabilities) - 0.4%		5,402,936

Net Assets - 100.0%		$ 1,541,719,786

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,432,901,321	$—	$—	$1,432,901,321
Repurchase Agreement	—	103,415,529	—	103,415,529

Total Investments	$1,432,901,321	$103,415,529	$—	$1,536,316,850

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at January 31, 2021.
(C)	There were no transfers in or out of Level 3 during the period ended January 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds	Page 2

Transamerica Mid Cap Value Opportunities

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 3